Debt - Consolidated Investment Entities Credit Facilities (Details) - Line of Credit - Revolving Credit Facility - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Investment Entities Credit Facilities
Line of Credit Facility [Line Items]
Current borrowing capacity	$ 556,000,000
Maximum borrowing capacity	1,400,000,000
Line of credit	$ 177,000,000	$ 57,000,000
Consolidated Investment Entities Credit Facilities | Maximum
Line of Credit Facility [Line Items]
Debt instrument term (in years)	9 years
Consolidated Investment Entities Credit Facilities | Minimum
Line of Credit Facility [Line Items]
Debt instrument term (in years)	2 years
Consolidated Investment Entities Credit Facilities Real Estate Assets
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 420,000,000
Line of credit	$ 326,000,000	$ 403,000,000
Consolidated Investment Entities Credit Facilities Real Estate Assets | Minimum
Line of Credit Facility [Line Items]
Debt instrument term (in years)	3 years